5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Terms of Agreement (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Terms of Agreement

Date/Period	Expenditures	Option Payment	Earn-in %
On September 1, 2022 (Effective Date)	None	€35,000 (received)
On or before March 1, 2023	€100,000 (spent)	None
On March 1, 2023	None	€35,000 (received)
On or before September 1, 2023	€150,000 (spent)	€30,000 (received)
On or before September 1, 2024 *	€650,000 (spent)	None	51% (Stage 1)
On or before September 1, 2025 **	€1,000,000	None	75% (Stage 2)

*In June 2024, the Agreement was amended and the completion date for the expenditure of €650,000 was extended from September 1, 2024 to December 31, 2024.

**The Company and WTR are working with the Kosovo government to renew the Slivova license and once the Kosovo government has approved such, the two parties will amend the earn-in date for Stage 2 of the Agreement.